Leases (Details) - Schedule of maturities of lease liabilities	12 Months Ended
Mar. 31, 2022 USD ($)
Schedule Of Maturities Of Lease Liabilities Abstract
2023	$ 138,746
2024	6,578
Total Lease Payments	145,324
Less Imputed Interest	(2,794)
Total	$ 142,530